Short-term Debt - Schedule of Short-term Debt (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Short Term Borrowings [Abstract]
Short-term bank borrowings	¥ 60,000,000	$ 8,618,461	¥ 60,000,000